Consolidated statement of changes in equity - CAD ($) $ in Millions	Total	Issue of preferred shares and limited recourse capital notes (LRCNs) [member]	Common shares [member]	Additional paid-in capital [member]		Retained earnings [member]	Retained earnings [member] Issue of preferred shares and limited recourse capital notes (LRCNs) [member]	Retained earnings [member] Common shares [member]	AOCI, net of tax [member]	AOCI, net of tax [member] Net foreign currency translation adjustments [member]	AOCI, net of tax [member] Net gains (losses) on cash flow hedges [member]	AOCI, net of tax [member] Reserve of remeasurements of defined benefit plans [member]	AOCI, net of tax [member] Reserve of change in fair value of financial liability attributable to change in credit risk of liability [member]	AOCI, net of tax [member] Reserve of equity securities designated at fair value of other comprehensive income [member]	AOCI, net of tax [member] Financial assets at fair value through OCI [member]	Non-controlling interests [member]
Balance at beginning of period (Previously stated [member]) at Oct. 31, 2023						$ 30,352
Balance at beginning of period at Oct. 31, 2023		$ 4,925	$ 16,082	$ 109						$ 2,162	$ (1,026)	$ 592	$ 128	$ 14	$ (407)	$ 232
Net income attributable to equity shareholders	$ 1,716					1,716
Net income attributable to non-controlling interests	12															12
Net change in debt securities measured at FVOCI															150
Net change in foreign currency translation adjustments										(641)
Net change in cash flow hedges	755										755
Net change in post-employment defined benefit plans	(78)											(78)
Net change attributable to changes in credit risk	(199)												(199)
Dividends and distributions							$ (67)	$ (839)								(2)
Realized (gains) losses on equity securities designated at FVOCI reclassified to retained earnings						1								(1)
Issue of equity			367
Compensation expense arising from equity-settled share-based awards				2
Exercise of stock options and settlement of other equity-settled share-based awards				(2)
Treasury shares			(2)
Other				(1)	[1]	(1)										(7)
Balance at end of period at Jan. 31, 2024	54,326	4,925	16,447	108		31,162			$ 1,449	1,521	(271)	514	(71)	13	(257)	235
Balance at beginning of period (Previously stated [member]) at Oct. 31, 2024						33,471
Balance at beginning of period at Oct. 31, 2024	59,007	4,946	17,011	159						2,176	509	842	(88)	16	(307)	272
Net income attributable to equity shareholders	2,163					2,163
Net income attributable to non-controlling interests	8															8
Net gains (losses) on equity securities designated at FVOCI														3
Net change in debt securities measured at FVOCI															101
Net change in foreign currency translation adjustments										882
Net change in cash flow hedges	291										291
Net change in post-employment defined benefit plans	19											19
Net change attributable to changes in credit risk	(2)												(2)
Dividends and distributions							$ (88)	$ (914)								(2)
Premium on purchase of common shares for cancellation						(257)
Issue of equity		693	77
Compensation expense arising from equity-settled share-based awards				2
Purchase of common shares for cancellation, Amount	(63)		(63)
Exercise of stock options and settlement of other equity-settled share-based awards				(5)
Treasury shares		2	2
Redemption of preferred shares		(300)
Other				10	[1]	(9)										11
Balance at end of period at Jan. 31, 2025	$ 61,631	$ 5,341	$ 17,027	$ 166		$ 34,366			$ 4,442	$ 3,058	$ 800	$ 861	$ (90)	$ 19	$ (206)	$ 289

[1]	Includes the portion of the estimated tax benefit related to employee stock options that is incremental to the amount recognized in the interim consolidated statement of income.